Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000005783 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
C000005783 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
C000005783 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000005783 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000005783 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
C000005783 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
C000005783 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
C000005783 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000005783 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000005783 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000005783 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%	[2]
C000005783 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[2]
C000005783 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[2]
C000005783 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[2]
C000005783 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[2]
C000005783 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[2]
C000005783 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[2]
C000005783 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[2]
C000005783 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[2]
C000005783 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[2]
C000005783 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[2]
C000005783 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[2]
C000005783 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[2]
C000038256 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[3]
C000038256 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[3]
C000038256 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000038256 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000038256 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[3]
C000038256 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[3]
C000038256 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[3]
C000038256 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3]
C000038256 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000038256 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000038256 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%	[4]
C000038256 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[4]
C000038256 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[4]
C000038256 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[4]
C000038256 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[4]
C000038256 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[4]
C000038256 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[4]
C000038256 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[4]
C000038256 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[4]
C000038256 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[4]
C000038256 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[4]
C000038256 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[4]
C000038256 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[4]
C000005780 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[5]
C000005780 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[5]
C000005780 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000005780 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
C000005780 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[5]
C000005780 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[5]
C000005780 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[5]
C000005780 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[5]
C000005780 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000005780 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000005780 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%	[6]
C000005780 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[6]
C000005780 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[6]
C000005780 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[6]
C000005780 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[6]
C000005780 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[6]
C000005780 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[6]
C000005780 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[6]
C000005780 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[6]
C000005780 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[6]
C000005780 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[6]
C000005780 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[6]
C000005780 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[6]
C000005782 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[7]
C000005782 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[7]
C000005782 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000005782 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[7]
C000005782 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[7]
C000005782 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[7]
C000005782 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[7]
C000005782 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[7]
C000005782 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000005782 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000005782 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%	[8]
C000005782 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[8]
C000005782 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[8]
C000005782 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[8]
C000005782 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[8]
C000005782 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[8]
C000005782 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[8]
C000005782 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[8]
C000005782 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[8]
C000005782 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[8]
C000005782 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[8]
C000005782 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[8]
C000005782 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[8]
C000166015 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[9]
C000166015 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[9]
C000166015 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[9]
C000166015 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[9]
C000166015 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[9]
C000166015 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[9]
C000166015 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[9]
C000166015 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[9]
C000166015 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[9]
C000166015 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[9]
C000166015 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%	[10]
C000166015 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[10]
C000166015 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[10]
C000166015 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[10]
C000166015 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[10]
C000166015 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[10]
C000166015 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[10]
C000166015 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[10]
C000166015 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[10]
C000166015 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[10]
C000166015 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[10]
C000166015 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[10]
C000166015 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[10]
C000005784 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[11]
C000005784 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[11]
C000005784 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[11]
C000005784 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[11]
C000005784 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[11]
C000005784 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[11]
C000005784 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[11]
C000005784 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[11]
C000005784 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[11]
C000005784 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[11]
C000005784 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%	[12]
C000005784 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[12]
C000005784 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[12]
C000005784 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[12]
C000005784 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[12]
C000005784 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[12]
C000005784 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[12]
C000005784 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[12]
C000005784 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[12]
C000005784 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[12]
C000005784 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[12]
C000005784 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[12]
C000005784 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[12]

[1]	Excludes short-term securities.
[2]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[3]	Excludes short-term securities.
[4]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[5]	Excludes short-term securities.
[6]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[7]	Excludes short-term securities.
[8]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[9]	Excludes short-term securities.
[10]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[11]	Excludes short-term securities.
[12]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.